RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedules of Related Party Transactions
Amounts paid for such services were as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Payments for electricity management consulting services	$234	$199	$204
Expenses incurred by the general partner and reimbursed by us under our partnership agreement were as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Operation and maintenance expense	$19,782	$14,323	$2,913
General and administrative expense	22,370	18,662	3,661